Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Composition of the Right of Use Assets - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of the Right of Use Assets [Line Items]
Gross balance	$ 167,373	$ 189,234
Accumulated depreciation	(137,458)	(128,442)
Net balance	29,915	60,792	$ 100,449
Land and building
Schedule of Composition of the Right of Use Assets [Line Items]
Gross balance	167,373	189,234
Accumulated depreciation	(137,458)	(128,442)
Net balance	$ 29,915	$ 60,792	$ 100,449